Income Taxes - Schedule of Statutory Federal Income Tax Rate to Pretax Earnings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Statutory Federal Income Tax Rate to Pretax Earnings [Abstract]
Income tax benefits at statutory federal income tax rate	$ (2,261,300)	$ (976,100)	$ (1,290,800)
State tax expense, net of federal benefit	1,600	4,000	4,800
Foreign tax expenses (benefit)	(159,000)	54,700	(38,900)
Impairment of intangible assets			13,300
Non-taxable income	(383,000)	(284,600)	(35,100)
Others	(14,830)	2,900
Impairment on long-term investments	131,530
Global intangible low tax income		173,700
Valuation allowance	2,409,000	1,112,500	1,297,800
Income tax provision (benefits)	$ (275,400)	$ 87,100	$ (48,900)